RGR RETURNS	12 Months Ended
Dec. 31, 2024
RGR RETURNS
RGR RETURNS

NOTE 29 –RGR RETURNS

The RGR is a public fund created by Decree No. 41,019/1957 with the objective of providing resources for:

(i) compensate the concessionaire for the reversion of service assets and facilities at the end of the concession and (ii) finance the electricity sector.

Eletrobras was responsible for managing the RGR resources by entering into contracts with the respective sector agents. In 2016, the management of the RGR was transferred to the Electric Energy Commercialization Chamber – CCEE. However, the financing contracts entered into up until the transfer remained under Eletrobras’ management.

ANEEL, in the exercise of its institutional powers, monitored the management of the RGR and determined the return of resources. Below are the movements for the years ended December 31, 2024 and 2023:

		12/31/2023
	2024	Reclassified
Opening balance as of January 1	1,319,921	1,035,421
Effect on cash flow:
Payment of principal	(392,681)	(307,946)
Interest paid	(50,369)	(78,979)

Non-cash effect:
Interest incurred	55,379	99,355
Recognition of new obligations	—	558,360
Adjustment resulting from contracts with RGR resources	—	13,710
Final balance on Prior year end	932,250	1,319,921

Current	492,276	439,974
Non-Current	439,974	879,947

Payment flow	2025	2026	Total
Consolidated debt	492,276	439,974	932,250